NOTE 14- BASIC AND FULLY DILUTED LOSS PER SHARE (Details) - Schedule of Anti-Dilutive Common Stock Equivalents - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stock Equivalents Outstanding	5,082,132	1,156,769
Convertible Debt Securities [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stock Equivalents Outstanding	2,728	82,126
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stock Equivalents Outstanding	4,575,098	447,436
Employee Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stock Equivalents Outstanding	242,100	196,300
Stock to be issued [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stock Equivalents Outstanding	260,206	6,000
Preferred Stock Outstanding [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stock Equivalents Outstanding	2,000	302,000
Preferred Stock Dividends [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stock Equivalents Outstanding	0	122,907